Advances from Federal Home Loan Bank: (Tables)	12 Months Ended
Dec. 31, 2012
Deposits and Advances from Federal Home loan Bank: [Abstract]
Summarized Federal Home Loan Bank advances

	December 31,
	2012		2011
Types of Advances	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Fixed-rate	$43,741	4.09%	$63,319	3.64%

Scheduled maturities of FHLB advances

Years Ending December 31,	Fixed Rate	Average Cost
2013	$—	—
2014	—	—
2015	—	—
2016	4,000	5.34%
2017	27,000	4.37%
Thereafter	12,741	3.13%

Total	$43,741	4.09%